Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Total	Ordinary Shares Class A	Ordinary Shares Class B		Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2023	$ 2,740	$ 0	$ 690	[1],[2]	$ 24,310	$ (22,260)	$ 0
Balance (in Shares) at Dec. 31, 2023		0	6,900,000	[1],[2]
Other comprehensive income	0
Net income (loss)	(61,126)	$ 0	$ 0		0	(61,126)	0
Balance at Dec. 31, 2024	(58,386)	$ 0	$ 690	[2]	24,310	(83,386)	0
Balance (in Shares) at Dec. 31, 2024		0	6,900,000	[2]
Sale of Class A ordinary shares to Sponsor in private placement	5,800,000	$ 58	$ 0		5,799,942	0	0
Sale of Class A ordinary shares to Sponsor in private placement (in Shares)		580,000	0
Accretion of redeemable Class A ordinary shares to redemption value	(15,319,026)	$ 0	$ 0		(5,824,252)	(9,494,774)	0
Other comprehensive income	15,394	0	0		0	0	15,394
Net income (loss)	3,604,562	0	0		0	3,604,562	0
Balance at Dec. 31, 2025	$ (5,957,456)	$ 58	$ 690		$ 0	$ (5,973,598)	$ 15,394
Balance (in Shares) at Dec. 31, 2025		580,000	6,900,000

[1]	The number of shares and the amount have been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 9,375,000 Class B ordinary shares on June 6, 2024 (See Note 7).
[2]	The number of shares and the amounts have been retroactively adjusted to reflect the capitalization of the Company in the form of the issuance of 750,000 and 1,150,000 Class B ordinary shares on June 15, 2025 and June 25, 2025, respectively (See Note 7).